Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Change of Floating Rates (Detail) - Interest rate risk [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key rate of the Central Bank of Russia [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (3,116)	₽ (1,922)	₽ (2,744)
Increase in profit before tax based on floating rates	₽ 3,116	₽ 2,563	₽ 5,488
Percentage of increase in floating rate	1.25%	0.75%	1.00%
Percentage of decrease in floating rate	(1.25%)	(1.00%)	(2.00%)
LIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (145)	₽ (226)	₽ (500)
Increase in profit before tax based on floating rates	₽ 145	₽ 68	₽ 250
Percentage of increase in floating rate	0.35%	0.50%	0.48%
Percentage of decrease in floating rate	(0.35%)	(0.15%)	(0.24%)
EURIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (126)	₽ (190)	₽ (8)
Increase in profit before tax based on floating rates	₽ 126	₽ 9	₽ 16
Percentage of increase in floating rate	0.15%	0.20%	0.04%
Percentage of decrease in floating rate	(0.15%)	(0.01%)	(0.08%)